Segment Reporting - Summary of Revenue and Long-Lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 72,644	$ 56,991
Long-lived assets	35,214		$ 35,791
Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	9,876	5,745
Long-lived assets	17,721		18,709
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	26,521	25,134
Long-lived assets	16,900		16,290
The Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	36,247	$ 26,112
Long-lived assets	$ 593		$ 792